Average Annual Total Returns - International Developed Markets Fund	May 01, 2021	Apr. 30, 2021
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year		7.59%
5 Years		7.64%
10 Years		5.19%
InternationalDevelopedMarketsLinkedBenchmark [Member]
Average Annual Return:
1 Year		7.59%
5 Years		7.68%
10 Years		5.36%
International Developed Markets Fund
Average Annual Return:
1 Year	5.08%
5 Years	6.50%
10 Years	5.10%